Principal alliances Significant Transactions of 2025 (Details) $ / shares in Units, € in Millions					7 Months Ended	12 Months Ended
		Dec. 04, 2025 USD ($)	May 27, 2025 EUR (€)	May 22, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 24, 2025 USD ($) $ / shares	Dec. 04, 2025 EUR (€)	Aug. 05, 2025 USD ($) $ / shares	Jun. 02, 2025 EUR (€)	Jun. 02, 2025 USD ($) $ / shares	May 22, 2025 EUR (€)	May 30, 2024 USD ($)
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Net income excluding the exchanged/held-for-exchange Animal Health business						€ 2,874			€ 64	€ 338
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax						847	[1]		1,461	807	[1],[2]
Net cash inflow from the Opella transaction	[3]					10,438			0	0	[2]
Investments accounted for using the equity method						3,259			316	424
Other intangible assets						26,261			22,629	24,319
Net cash flow on acquisition	[4]					9,394			1,901	2,535	[2]
Other comprehensive income for the period						(4,689)			2,432	(1,603)
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[4]					9,394			1,901	2,535	[2]
Other operating income/(expenses), net related to Regeneron						(4,923)			(3,789)	(2,979)
Net income						(7,851)			(5,618)	(5,436)	[5]
Amortization expense						1,776			1,749	1,911	[5]
Other comprehensive income for the period						(4,689)			€ 2,432	€ (1,603)
Assets Acquisition
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Identifiable intangible assets recognised as of acquisition date			€ 522
Other intangible assets | $																		$ 1,885,000,000
Potential Future Payments			1,200
Net cash flow on acquisition			539					$ 2,035,000,000
Consideration transferred, acquisition-date fair value			536															2,035,000,000
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date			522
Consideration transferred, acquisition-date fair value			536															2,035,000,000
Net cash flow on acquisition			539					$ 2,035,000,000
Potential Future Payments			€ 1,200
Contingent consideration recognised as of acquisition date | $																		$ 300,000,000
Blueprint Medicines Corporation
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Equity interests of acquirer															€ 8,200	$ 9,500,000,000
Cash Transferred, Per Share | $ / shares																$ 129.00
Consideration transferred, acquisition-date fair value | $																$ 9,100,000,000
Goodwill recognised as of acquisition date					€ 801
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $																9,100,000,000
Goodwill recognised as of acquisition date					801
Equity interests of acquirer															€ 8,200	9,500,000,000
Fair value of the contingent consideration | $																$ 448,000,000
Dynavax Technologies Corporation
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Equity Interests Of Acquirer, Per Share | $ / shares												$ 15.50
Equity interests of acquirer | $												$ 2,200,000,000
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer | $												$ 2,200,000,000
Equity Interests Of Acquirer, Per Share | $ / shares												$ 15.50
Vigil Neurosciences
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Identifiable intangible assets recognised as of acquisition date																	€ 119
Net cash flow on acquisition						326
Equity interests of acquirer																	37
Consideration transferred, acquisition-date fair value	[6]																360
Goodwill recognised as of acquisition date																	208
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date																	119
Consideration transferred, acquisition-date fair value	[6]																360
Other Current Assets And Current Liabilities As Of Acquisition Date																	(2)
Cash and cash equivalents recognised as of acquisition date																	29
Deferred tax liabilities recognised as of acquisition date																	(43)
Net assets																	189
Goodwill recognised as of acquisition date																	208
Equity interests of acquirer																	37
Net cash flow on acquisition						326
Blueprint Medicines Corporation
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Identifiable intangible assets recognised as of acquisition date					6,814
Net cash flow on acquisition						7,542
Consideration transferred, acquisition-date fair value	[7]				7,656
Goodwill recognised as of acquisition date					801
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date					6,814
Inventory recognised as of acquisition date					1,168
Consideration transferred, acquisition-date fair value	[7]				7,656
Other Current Assets And Current Liabilities As Of Acquisition Date					312
Cash and cash equivalents recognised as of acquisition date					69
Borrowings recognised as of acquisition date					(375)
Deferred tax liabilities recognised as of acquisition date					(1,133)
Net assets					6,855
Goodwill recognised as of acquisition date					801
Net cash flow on acquisition						7,542
Revenue					305	641
Other operating income/(expenses), net related to Regeneron					25
Net income					621
Amortization expense					255
Amortisation of Inventories					126
Restructuring and Similar Costs					309
Contingent consideration recognised as of acquisition date					1,129	991
Acquisition Related Costs					25
CVRs issued in connection with the acquisition of Vigil
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Consideration transferred, acquisition-date fair value																	6
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																	€ 6
Vicebio Ltd
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Identifiable intangible assets recognised as of acquisition date													€ 977
Potential Future Payments | $		$ 450,000,000
Net cash flow on acquisition						968
Consideration transferred, acquisition-date fair value													1,002
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date													977
Consideration transferred, acquisition-date fair value													€ 1,002
Net cash flow on acquisition						€ 968
Potential Future Payments | $		$ 450,000,000
Vigil Neuroscience, Inc
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Other comprehensive income for the period | $				$ 40,000,000
Equity Interests Of Acquirer, Per Share | $ / shares														$ 8.00
Equity interests of acquirer | $														$ 470,000,000
Deferred Cash Payments | $				2.00
Percentage of voting equity interests acquired																	12.00%
Goodwill recognised as of acquisition date																	€ 208
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date																	€ 208
Equity interests of acquirer | $														$ 470,000,000
Deferred Cash Payments | $				2.00
Equity Interests Of Acquirer, Per Share | $ / shares														$ 8.00
Percentage of voting equity interests acquired																	12.00%
Other comprehensive income for the period | $				$ 40,000,000
Fair value of the contingent consideration | $														$ 114,000,000
CVRs issued in connection with the acquisition of Blueprint
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Consideration transferred, acquisition-date fair value					45
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					€ 45

[1]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(i)For 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025. As of December 31, 2024, cash and cash equivalents held by Opella amounted to €167 million and were reported in "Assets held for sale" in the balance sheet as of that date.

[4]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[5]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[6]	(a) Includes the CVRs, valued at €6 million as of the acquisition date.
[7]	(a) Includes the CVRs, valued at €45 million as of the acquisition date.